PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of Depreciation on Straight-line Basis Over the Estimated Useful life of Assets (Detail)
12 Months Ended
Dec. 31, 2024
Buildings and improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	4.00%
Buildings and improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	5.00%
Machines, equipment and installations [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	8.00%
Machines, equipment and installations [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	11.00%
Furniture and utensils [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	10.00%
Furniture and utensils [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	15.00%
Wagons [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	2.90%
Wagons [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	6.00%
Locomotives [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	3.30%
Locomotives [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	8.00%
Permanent ways [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	3.00%
Permanent ways [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	4.00%
IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	20.00%
Other [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	10.00%
Other [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	20.00%